Note 3 - Advances for Vessels Under Construction - Summary of Vessels Under Construction (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Balance, January 1, 2025	$ 7,188,614
Capitalized expenses	1,503
Balance, June 30, 2025	$ 7,190,117